SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-21497

                       AllianceBernstein Corporate Shares
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                              901 K Street, N.W.
                             Washington, D.C. 20001

                       Date of fiscal year end: April 30

             Date of reporting period: July 1, 2011 - June 30, 2012

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-21497
Reporting Period: 07/01/2011 - 06/30/2012
AllianceBernstein Corporate Shares









================== AllianceBernstein Corporate Income Shares ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ AllianceBernstein International Focus Shares ==================


ANHANGUERA EDUCACIONAL PARTICIPACOES S.A

Ticker:       AEDU3          Security ID:  P0355L115
Meeting Date: JUL 08, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Amend Articles Re: Company Address      For       For          Management
1b    Amend Articles Re: Corporate Purpose    For       For          Management
1c    Amend Articles Re: Board's Ability to   For       For          Management
      Repurchase, Reissue, or Cancel
      Treasury Shares
1d    Amend Articles Re: Executive Title      For       For          Management
2     Designate Newspapers to Publish         For       For          Management
      Company Announcements


--------------------------------------------------------------------------------

ASPEN PHARMACARE HOLDINGS LTD

Ticker:       APN            Security ID:  S0754A105
Meeting Date: DEC 01, 2011   Meeting Type: Annual
Record Date:  NOV 25, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports for the Year Ended
      30 June 2011
2.1   Re-elect Roy Andersen as Director       For       For          Management
2.2   Re-elect Sindi Zilwa as Director        For       For          Management
2.3   Re-elect Chris Mortimer as Director     For       For          Management
3     Reappoint PricewaterhouseCoopers Inc    For       For          Management
      as Auditors of the Company and Eric
      MacKeown as the Audit Partner
4.1   Re-elect John Buchanan as Member of     For       For          Management
      the Audit Committee
4.2   Re-elect Roy Andersen as Member of the  For       For          Management
      Audit Committee
4.3   Re-elect Sindi Zilwa as Member of the   For       For          Management
      Audit Committee
5     Place Authorised but Unissued Shares    For       Against      Management
      under Control of Directors
6     Approve Remuneration Policy             For       For          Management
7     Authorise Board to Ratify and Execute   For       For          Management
      Approved Resolutions
1     Approve Remuneration of Non-Executive   For       For          Management
      Directors for the Year Ending 30 June
      2012
2     Approve Financial Assistance to         For       For          Management
      Pharmacare Ltd in Favour of Nedbank
      Ltd in Respect of Term Loan Agreement
3     Approve Financial Assistance to         For       For          Management
      Pharmacare Ltd in Favour of ABSA Bank
      Ltd in Respect of Term Loan Agreement
4     Approve Financial Assistance to         For       For          Management
      Related or Inter-related Company
5     Authorise Repurchase of Up to 20        For       For          Management
      Percent of Issued Share Capital


--------------------------------------------------------------------------------

GOLDEN EAGLE RETAIL GROUP LTD.

Ticker:       03308          Security ID:  G3958R109
Meeting Date: AUG 17, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Non-exercise of the Right of    For       For          Management
      First Refusal
2     Approve Lease Agreement and Related     For       For          Management
      Transactions
3     Approve Proposed Annual Caps in         For       For          Management
      Respect of the Lease Agreement


--------------------------------------------------------------------------------

HUABAO INTERNATIONAL HOLDINGS LIMITED (FORMERLY LEAPTEK LTD

Ticker:       00336          Security ID:  G4639H122
Meeting Date: AUG 05, 2011   Meeting Type: Annual
Record Date:  JUL 29, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Declare Final Dividend                  For       For          Management
3a    Reelect Mak Kin Kwong as Director       For       Against      Management
3b    Reelect Poon Chiu Kwok as Director      For       For          Management
3c    Reelect Xiong Qing as Director          For       For          Management
3d    Authorize Board to Fix Directors'       For       For          Management
      Remuneration
4     Reappoint PricewaterhouseCoopers as     For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
5a    Approve Issuance of Equity or           For       Against      Management
      Equity-Linked Securities without
      Preemptive Rights
5b    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
5c    Authorize Reissuance of Repurchased     For       Against      Management
      Shares


--------------------------------------------------------------------------------

OLAM INTERNATIONAL LTD.

Ticker:       O32            Security ID:  Y6421B106
Meeting Date: JUL 08, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Proposed Subscription           For       For          Management


--------------------------------------------------------------------------------

OLAM INTERNATIONAL LTD.

Ticker:       O32            Security ID:  Y6421B106
Meeting Date: OCT 28, 2011   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt Financial Statements and          For       For          Management
      Directors' and Auditors' Reports
2     Declare First Final Dividend of SGD 0.  For       For          Management
      05 Per Share
3     Reelect Narain Girdhar Chanrai as       For       Against      Management
      Director
4     Reelect Sunny George Verghese as        For       For          Management
      Director
5     Reelect Shekhar Anantharaman as         For       For          Management
      Director
6     Reelect Michael Lim Choo San as         For       Against      Management
      Director
7     Approve Directors' Fees of SGD 1.4      For       For          Management
      Million for the Year Ending June 30,
      2012
8     Reappoint Ernst & Young LLP as          For       Against      Management
      Auditors and Authorize Board to Fix
      Their Remuneration
9     Approve Issuance of Equity or           For       For          Management
      Equity-Linked Securities with or
      without Preemptive Rights
10    Approve Grant of Options and Issuance   For       For          Management
      of Shares Pursuant to the Olam
      Employee Share Option Scheme
11    Authorize Share Repurchase Program      For       For          Management
12    Approve Issuance of Shares Pursuant to  For       For          Management
      the Olam Scrip Dividend Scheme


--------------------------------------------------------------------------------

SAMSUNG ENGINEERING CO. LTD.

Ticker:       028050         Security ID:  Y7472L100
Meeting Date: MAR 16, 2012   Meeting Type: Annual
Record Date:  DEC 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Appropriation of Income and     For       For          Management
      Dividend of KRW 3,000 per Share
2     Elect Chang Ji-Jong as Outside Director For       For          Management
3     Elect Kim Sang-Hoon as Member of Audit  For       For          Management
      Committee
4     Approve Total Remuneration of Inside    For       For          Management
      Directors and Outside Directors




============= AllianceBernstein Taxable Multi-Sector Income Shares =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== AllianceBernstein Municipal Income Shares ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ AllianceBernstein Tax-Aware Real Return Income Shares =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                Registrant: AllianceBernstein Corporate Shares



                                By:    Robert M. Keith*
                                       ---------------------
                                       Chief Executive Officer



                              Date:  August 30, 2012

*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

      KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AllianceBernstein Balanced Shares, Inc.
-AllianceBernstein Blended Style Series, Inc.
-AllianceBernstein Bond Fund, Inc.
-AllianceBernstein Cap Fund, Inc.
-AllianceBernstein Core Opportunities Fund, Inc.
-AllianceBernstein Corporate Shares
-AllianceBernstein Equity Income Fund, Inc.
-AllianceBernstein Exchange Reserves
-AllianceBernstein Fixed-Income Shares, Inc.
-AllianceBernstein Global Bond Fund, Inc.
-AllianceBernstein Global Growth Fund, Inc.
-AllianceBernstein Global Real Estate Investment Fund, Inc.
-AllianceBernstein Global Thematic Growth Fund, Inc.
-AllianceBernstein Greater China '97 Fund, Inc.
-AllianceBernstein Growth and Income Fund, Inc.
-AllianceBernstein High Income Fund, Inc.
-AllianceBernstein Institutional Funds, Inc.
-AllianceBernstein International Growth Fund, Inc.
-AllianceBernstein Large Cap Growth Fund, Inc.
-AllianceBernstein Small/Mid-Cap Growth Fund, Inc.
-AllianceBernstein Municipal Income Fund, Inc.
-AllianceBernstein Municipal Income Fund II
-AllianceBernstein Trust
-AllianceBernstein Unconstrained Bond Fund, Inc.
-AllianceBernstein Variable Products Series Fund, Inc.
-The AllianceBernstein Portfolios
-The AllianceBernstein Pooling Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

                                  /s/ Robert M. Keith
                                  --------------------------------
                                      Robert M. Keith


Dated: August 2, 2011